PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROJECT ASSETS
Project assets - Acquisition cost	$ 40,094	$ 38,298
Project assets - EPC and other cost	1,631,418	1,461,995
Total project assets	1,671,512	1,500,293
Current portion	1,523,342	1,317,902
Non-current portion	148,170	182,391
Impairment charges and write-off	$ 0	$ 2,952	$ 0